Property, Plant, and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Property, Plant and Equipment Begining Balance			$ 18,111
Additions	$ 14,350,273	$ 4,325,642
Amortization	(35,040)	(6,592)
Property, Plant and Equipment Ending Balance	18,652,394	4,337,161
Cost of Property, Plant and Equipment	18,700,080	4,349,807
Accumulated amortization of Property, Plant and Equipment	(47,686)	(12,646)
Total Property, Plant and Equipment	18,652,394	4,337,161
Mining Property [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance			0
Additions	398,836	708,514
Amortization	0	0
Property, Plant and Equipment Ending Balance	1,107,350	708,514
Cost of Property, Plant and Equipment	1,107,350	708,514
Accumulated amortization of Property, Plant and Equipment	0	708,514
Total Property, Plant and Equipment	1,107,350
Assets Under Construction [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance			0
Additions	13,181,333	3,611,890
Amortization	0	0
Property, Plant and Equipment Ending Balance	16,793,223	3,611,890
Cost of Property, Plant and Equipment	16,793,223	3,611,890
Accumulated amortization of Property, Plant and Equipment	0	0
Total Property, Plant and Equipment	16,793,223	3,611,890
Right of Use Assets [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance			18,111
Additions	530,562	0
Amortization	(5,987)	(6,037)
Property, Plant and Equipment Ending Balance	536,649	12,074
Cost of Property, Plant and Equipment	554,727	24,165
Accumulated amortization of Property, Plant and Equipment	(18,078)	(12,091)
Total Property, Plant and Equipment	536,649	12,074
Equipment [Member]
Statement [Line Items]
Property, Plant and Equipment Begining Balance			$ 0
Additions	239,542	5,238
Amortization	(29,053)	(555)
Property, Plant and Equipment Ending Balance	215,172	4,683
Cost of Property, Plant and Equipment	244,780	5,238
Accumulated amortization of Property, Plant and Equipment	(29,608)	(555)
Total Property, Plant and Equipment	$ 215,172	$ 4,683